Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments
Schedule of carrying amount and fair value of financial instruments

Carrying amount and fair value of financial instruments
in € THOUS
December 31, 2021	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	989,257	492,398	—	—	1,481,655	492,398	—	—
Trade accounts and other receivables from unrelated parties	3,328,720	—	—	80,341	3,409,061	—	—	—
Accounts receivable from related parties	162,361	—	—	—	162,361	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	579	579	—	579	—
Derivatives - not designated as hedging instruments	—	2,846	—	—	2,846	—	2,846	—
Equity investments	—	174,884	69,595	—	244,479	121,643	72,157	50,679
Debt securities	—	95,417	327,078	—	422,495	418,196	4,299	—
Other financial assets(1)	137,358	—	—	130,859	268,217	—	—	—
Other current and non-current assets	137,358	273,147	396,673	131,438	938,616	—	—	—
Financial assets	4,617,696	765,545	396,673	211,779	5,991,693	—	—	—

Accounts payable to unrelated parties	736,069	—	—	—	736,069	—	—	—
Accounts payable to related parties	121,457	—	—	—	121,457	—	—	—
Short-term debt	1,255,853	—	—	—	1,255,853	—	—	—
Long-term debt	7,314,915	—	—	—	7,314,915	7,246,019	243,656	—
Lease liabilities	—	—	—	4,749,381	4,749,381	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,490	4,490	—	4,490	—
Derivatives - not designated as hedging instruments	—	21,428	—	—	21,428	—	21,428	—
Variable payments outstanding for acquisitions	—	47,690	—	—	47,690	—	—	47,690
Put option liabilities	—	—	—	992,423	992,423	—	—	992,423
Other financial liabilities(2)	965,663	—	—	—	965,663	—	—	—
Other current and non-current liabilities	965,663	69,118	—	996,913	2,031,694	—	—	—
Financial liabilities	10,393,957	69,118	—	5,746,294	16,209,369	—	—	—

Carrying amount and fair value of financial instruments
in € THOUS
December 31, 2020	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	781,029	300,510	—	—	1,081,539	300,510	—	—
Trade accounts and other receivables from unrelated parties	3,080,770	—	—	72,275	3,153,045	—	—	—
Accounts receivable from related parties	91,438	—	—	—	91,438	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,130	1,130	—	1,130	—
Derivatives - not designated as hedging instruments	—	5,367	—	—	5,367	—	5,367	—
Equity investments	—	191,739	56,911	—	248,650	11,911	48,221	188,518
Debt securities	—	103,387	297,954	—	401,341	396,392	4,949	—
Other financial assets(1)	195,926	—	—	108,830	304,756	—	—	—
Other current and non-current assets	195,926	300,493	354,865	109,960	961,244	—	—	—
Financial assets	4,149,163	601,003	354,865	182,235	5,287,266	—	—	—

Accounts payable to unrelated parties	731,993	—	—	—	731,993	—	—	—
Accounts payable to related parties	95,401	—	—	—	95,401	—	—	—
Short-term debt	79,270	—	—	—	79,270	—	—	—
Long-term debt	7,808,460	—	—	—	7,808,460	6,764,681	1,404,640	—
Lease liabilities	—	—	—	4,492,287	4,492,287	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,667	1,667	—	1,667	—
Derivatives - not designated as hedging instruments	—	39,281	—	—	39,281	—	39,281	—
Variable payments outstanding for acquisitions	—	66,359	—	—	66,359	—	—	66,359
Put option liabilities	—	—	—	882,422	882,422	—	—	882,422
Other financial liabilities(2)(3)	800,714	—	—	—	800,714	—	—	—
Other current and non-current liabilities	800,714	105,640	—	884,089	1,790,443	—	—	—
Financial liabilities	9,515,838	105,640	—	5,376,376	14,997,854	—	—	—

(1)	As of December 31, 2021, other financial assets primarily include lease receivables, deposits, guarantees, securities, vendor and supplier rebates as well as notes receivable. As of December 31, 2020, other financial assets primarily include lease receivables, vendor and supplier rebates, deposits, guarantees, securities and notes receivable.
(2)	As of December 31, 2021 and 2020, other financial liabilities primarily include receivable credit balances and goods and services received.
(3)	Other financial liabilities have been revised for the prior year to conform to the current year’s presentation.

Schedule of equity investment at FVOCI

Equity investments measured at FVOCI
in € THOUS
	2021	2020

Listed equity investments	—	11,911
Non-listed equity investments	69,595	45,000
Equity investments FVOCI	69,595	56,911

Schedule of reconciliation of level 3 financial instruments

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS
	2021			2020			2019
		Variable			Variable			Variable
		payments			payments			payments
	Equity	outstanding for	Put option	Equity	outstanding for	Put option	Equity	outstanding for	Put option
	investments	acquisitions	liabilities	investments	acquisitions	liabilities	investments	acquisitions	liabilities

Beginning balance at January 1,	188,518	66,359	882,422	183,054	89,677	934,425	—	172,278	818,871
Transfer to level 1	(158,551)	—	—	—	—	—	—	—	—
Transfer from level 2	—	—	—	—	—	—	186,427	—	—
Increase	21,137	9,488	112,194	—	17,253	51,388	2,233	4,828	109,109
Decrease	—	(22,499)	(18,495)	—	(35,764)	(99,877)	—	(43,941)	(20,269)
Gain / loss recognized in profit or loss(1)	(12,975)	(6,716)	—	22,489	(1,996)	—	128	(41,537)	—
Gain / loss recognized in equity	—	—	(54,019)	—	—	73,993	—	—	14,523
Foreign currency translation and other changes	12,550	1,058	70,321	(17,025)	(2,811)	(77,507)	(5,734)	(1,951)	12,191
Ending balance at December 31,	50,679	47,690	992,423	188,518	66,359	882,422	183,054	89,677	934,425

(1)	Includes realized and unrealized gains / losses.

Schedule of average hedging rate and the nominal amount of the foreign exchange forward contracts

The following table shows the average hedging rate and the nominal amount of the foreign exchange forward contracts for the currencies with highest hedging volume at December 31, 2021:

Significant currency pairs
in € THOUS
	Nominal	Average
	amount	hedging rate

EUR/AUD	208,723	1.5821
EUR/CNY	167,854	7.6204
EUR/USD	148,670	1.1581

Schedule of derivative financial instruments valuation

Derivative financial instruments valuation
in € THOUS
	2021		2020
	Assets	Liabilities	Assets	Liabilities
Current
Foreign exchange contracts	571	(4,419)	1,103	(1,642)

Non-current
Foreign exchange contracts	8	(71)	27	(25)
Derivatives in cash flow hedging relationships	579	(4,490)	1,130	(1,667)

Current
Foreign exchange contracts	2,846	(21,428)	5,367	(39,281)

Non-current
Foreign exchange contracts	—	—	—	—
Derivatives not designated as hedging instruments	2,846	(21,428)	5,367	(39,281)

Schedule of effect of derivatives in cash flow hedging on the consolidated financial statements

The effect of derivatives in cash flow hedging relationships on the consolidated financial statements in € THOUS
	Fair value gain	Fair value gain
	(loss) recognized in	(loss) recognized in		Amount	Amount
	AOCI on hedging	AOCI on hedging	Location of	reclassified	reclassified
	instrument (hedge	instrument (cost of	reclassified	from hedge	from cost of
	reserve)	hedging)	amounts from AOCI	reserve	hedging
For the year ended December 31, 2021
Interest rate contracts	—	—	Interest income/expense	1,206	—
Foreign exchange contracts	(3,585)	126	thereof:
			Revenue	275	773
			Costs of revenue	72	(1,060)
			Inventories	1,013	(2)
Total	(3,585)	126		2,566	(289)

For the year ended December 31, 2020
Interest rate contracts	—	—	Interest income/expense	1,249	—
Foreign exchange contracts	6,123	(2,062)	thereof:
			Revenue	(4,612)	1,990
			Costs of revenue	(2,662)	3,085
			Inventories	(286)	(46)
Total	6,123	(2,062)		(6,311)	5,029

Schedule of effect of derivatives not in hedging on the consolidated financial statements

The effect of derivatives not designated as hedging instruments on the consolidated financial statements in € THOUS
		Amount of (gain) loss recognized in
	Location of (gain) loss recognized in	income on derivatives
	income on derivatives	for the year ended, December 31
		2021	2020

Foreign exchange contracts	Selling, general and administrative expenses	(49,214)	48,925
Foreign exchange contracts	Interest income/expense	1,477	3,800
Derivatives not designated as hedging instruments		(47,737)	52,725

Schedule of non-discounted payments agreed by contract

Payments agreed by contracts
in € THOUS
	Payments due by period of
	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2021
Non-Derivatives
Accounts payable to unrelated parties	736,069	68	—	—
Accounts payable to related parties	121,457	—	—	—
Other current financial liabilities	965,595	—	—	—
Short-term debt (1)	1,255,853	—	—	—
Amended 2012 Credit Agreement (2)	—	—	—	—
Bonds	759,946	1,249,033	2,553,673	3,563,460
Other long-term debt	49,959	103,315	38,991	51,466
Lease liabilities (1)	796,927	1,463,953	1,127,660	2,076,056
Variable payments outstanding for acquisitions	9,721	2,936	22,526	15,322
Put option liabilities	678,705	219,554	151,462	67,744
Letters of credit	11,065	—	—	—
	5,385,297	3,038,859	3,894,312	5,774,048

Derivatives
Derivative financial instruments - in cash flow hedging relationships
(Inflow)	(141,935)	(2,300)	—	—
Outflow	146,810	2,409	—	—
	4,875	109	—	—

Derivative financial instruments - not designated as hedging instrument
(Inflow)	(611,024)	—	—	—
Outflow	638,609	—	—	—
	27,585	—	—	—

Total	5,417,757	3,038,968	3,894,312	5,774,048

2020
Non-Derivatives
Accounts payable to unrelated parties	731,993	1	—	—
Accounts payable to related parties	95,401	—	—	—
Other current financial liabilities	800,714	—	—	—
Short-term debt (1)	79,270	—	—	—
Amended 2012 Credit Agreement (2)	138,326	1,043,542	—	—
Bonds	976,211	1,416,985	987,015	4,031,570
Other long-term debt	53,097	66,310	70,339	48,332
Lease liabilities (1)	735,890	1,375,720	1,026,391	2,053,642
Variable payments outstanding for acquisitions	19,313	18,687	28,261	8,273
Put option liabilities	645,784	102,142	93,357	74,648
Letters of credit	11,091	—	—	—
	4,287,090	4,023,387	2,205,363	6,216,465

Derivatives
Derivative financial instruments - in cash flow hedging relationships
(Inflow)	(78,109)	(367)	—	—
Outflow	79,604	392	—	—
	1,495	25	—	—

Derivative financial instruments - not designated as hedging instrument
(Inflow)	(1,287,605)	—	—	—
Outflow	1,328,519	—	—	—
	40,914	—	—	—

Total	4,329,499	4,023,412	2,205,363	6,216,465

(1)	Includes amounts from related parties.
(2)	Future interest payments for financial liabilities with variable interest rates were calculated using the latest interest rates fixed prior to December 31, 2021 and 2020.